Acquisitions - Schedule of Aggregate Purchase Price (Details) (10-K) - USD ($)	3 Months Ended	12 Months Ended
	Nov. 30, 2020	May 31, 2020
Business Acquisition [Line Items]
Total	$ 413,544
The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Total		$ 6,090,000
PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Total		1,440,000
Restricted Stock [Member] | The Simplicity Esports, LLC [Member]
Business Acquisition [Line Items]
Total		6,090,000
Restricted Stock [Member] | PLAYLive Nation, Inc [Member]
Business Acquisition [Line Items]
Total		$ 1,440,000